Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Accounting Policies (Textuals)
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries		26.00%	27.00%	24.00%
Percentage of sales to be considered to determine major customers		10.00%
Number of U.S. retail market segments that contain major customer sales		3
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables		$ 87,623	$ 61,176
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales		26.00%
Advertising Expense		115,066	130,583	77,363
Research and Development Costs		20,981	20,963	14,498
Requisite performance period for share based payments		1 year
Requisite service period for share based payments		4 year
Total unrecognized share-based compensation cost related to nonvested share-based awards	46,541	33,703
Weighted-average period of recognition	3.6	3
Actual tax deductible benefit realized from share-based compensation		7,310	3,005	2,353
Excess tax benefits realized upon exercise or vesting of share-based compensation		6,990	2,908	2,372
Allowance for doubtful accounts		1,882	1,521
Work-in-process		77,594	49,214
Maximum maturity period of short-term investments to be considered as cash equivalents		3 months
Rent expense		57,572	55,010	36,547
Fair value of available-for-sale marketable securities included in other current assets		18,600
Proceeds from available-for-sale marketable securities realized upon maturity or sale	18,600	57,100	13,519	3,013
Fair value of available-for-sale marketable securities included in other noncurrent assets		41,560	34,895
Unrealized gains included in accumulated other comprehensive income (loss) on other investments		2,817	693
Approximate percentage of Company's employees covered by union contracts		32.00%
Number of union contracts expiring in 2012		3
Facilities covered by union contracts		10
Increase (Decrease) in net provision for the allowance for doubtful accounts		361	(480)	1,091
Minimum operating lease obligations in 2012		26,110
Minimum operating lease obligations in 2013		21,887
Minimum operating lease obligations in 2014		18,956
Minimum operating lease obligations in 2015		14,121
Minimum operating lease obligations in 2016 and beyond		$ 22,565
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		3
Estimated maximum useful life of assets, in years		20
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		3
Estimated maximum useful life of assets, in years		7
Buildings, fixtures, and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		5
Estimated maximum useful life of assets, in years		40